Risk Management and Derivative Instruments - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Cash collateral received or pledged	$ 0	$ 0	$ 0	$ 0
Deferred premiums	500,000	600,000
Derivative asset	51,800,000	51,800,000
Derivative asset, right to offset amount	$ 43,700,000	43,700,000
Reduction in maximum credit exposure		$ 8,100,000